Cover	May 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2023
Entity File Number	001-36860
Entity Registrant Name	IOVANCE BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001425205
Entity Tax Identification Number	75-3254381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	825 Industrial Road
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	260-7120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.000041666 per share
Trading Symbol	IOVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false